UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson
Chief Executive Officer and President
Thompson Plumb Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2011

Date of reporting period: May 31, 2011

       Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

       A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Semi-Annual Report
May 31, 2011

Thompson Plumb Growth Fund (THPGX)

Thompson Plumb MidCap Fund (THPMX)

Thompson Plumb Bond Fund (THOPX)

Telephone: 1-800-999-0887
www.thompsonplumb.com

___________________________________________

THOMPSON PLUMB FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON PLUMB FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2011

CONTENTS

Page(s)
GROWTH FUND
Investment review	4-6
Schedule of investments	7-8

MIDCAP FUND
Investment review	9-11
Schedule of investments	12-13

BOND FUND
Investment review	14-16
Schedule of investments	17-27

FUND EXPENSE EXAMPLES	28

FINANCIAL STATEMENTS
Statements of assets and liabilities	29
Statements of operations	30
Statements of changes in net assets	31
Notes to financial statements	32-38
Financial highlights	39-41

ADDITIONAL INFORMATION	42

This report contains information for existing shareholders of Thompson Plumb Funds, Inc. It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

GROWTH FUND INVESTMENT REVIEW (Unaudited)
May 31, 2011

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The Growth Fund produced a total return of 15.14% for the six-month period ended May 31, 2011, as compared to its benchmark, the S&P 500 Index, which returned 15.03%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/11
	1 Year	3 Year	5 Year	10 Year
Thompson Plumb Growth Fund	24.39%	-1.04%	-1.21%	0.91%
S&P 500 Index	25.95%	0.91%	3.32%	2.64%

Gross Expense Ratio as of 3/31/11 was 1.36%.*

* The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Growth Fund through March 31, 2012 so that the annual operating expenses of the Fund do not exceed 1.40% of its average daily net assets.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonplumb.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

See Notes to Financial Statements.

GROWTH FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2011

Management Commentary

The Growth Fund’s modest outperformance relative to its benchmark is mostly attributable to over- and underweighting the appropriate sectors. Most beneficial was our decision to maintain a higher weighting in Health Care stocks. However, in no single sector did our weighting or security selection decisions contribute to or detract from relative performance by more than 0.75% over the last 6 months. This performance pattern is unusual. Typically, there is more of a performance disparity among sectors.

We noted in the Fund’s 2010 Annual Report that looking ahead to the next fiscal year, we expected the economy to continue to show signs of recovery. Nominal Gross Domestic Product (“GDP”) had already hit a new cyclical high, and the S&P 500’s earnings were projected to hit a new high in 2011. Stocks were still cheap on a historic basis relative to their underlying earnings, and companies had engaged in significant cost-cutting, which we felt would allow profits to rebound faster than earnings. With this in mind, we noted that we believed that an attractive absolute return for the Fund was realistic for the next year. At the midpoint of the fiscal year our outlook appears to be materializing so far. That said, investors still seem cautious, and a pullback in the market of 5-10% at any point is realistic and would be consistent with the activity we have seen over the last two years. Looking forward, while we expect that rising oil prices, the after-effects of the Japanese earthquake, and concerns about Greece’s ability to meet its debt obligations could hinder economic growth in the short-term, we expect the gradual recovery of the U.S. economy to continue.

Two issues concern us more than the aforementioned real and perceived drags on growth, but we expect both to improve over the next two years. First, government data says small business formation is modest relative to previous cyclical recoveries. Historically during a recession large firms tend to eliminate employees to reduce costs, and many of these individuals use credit cards, small business loans, and home equity to finance new business formations. It appears that though bank balance sheets are materially improving, the banks’ willingness to lend to this segment has remained minimal. We expect as bank income statement losses peak and lenders become more comfortable with the impact of recent changes in regulatory capital reserve requirements that lending for small business formation will improve. Second, government employment data says construction-driven employment has not rebounded materially. Plans for large-scale construction projects were halted during the credit crisis and subsequent recession. These types of projects typically take 2-3 years from initial planning to ground-breaking, and though it appears that planning picked up earlier this year, there is typically a lag before workers are employed to build. Also, although residential housing was significantly over-supplied relative to demand at the market peak, we feel this is not the case now. The housing market remains weak, though household formations continue because people do not want to live with parents or friends for any longer than necessary. We expect the intersection of these two factors will result in an increase in apartment rental costs that approaches prior peak levels of gross income. We anticipate that over the next few years, growth in housing construction (home or apartment) to meet demand will lead to an additional improvement in construction employment.

Without a heavy macro overhang we expect stocks in the Fund to continue to post solid earnings growth, which hopefully will lead to continued stock price appreciation.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Please refer to the Schedule of Investments on page 7 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year.

See Notes to Financial Statements.

GROWTH FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2011

Top 10 Equity Holdings at 05/31/11
		% of Fund’s
Company	Industry	Net Assets
Exxon Mobil Corp.	Oil & Gas Producers	3.47%
Microsoft Corp.	Software & Computer	3.01%
	Services
Cisco Systems, Inc.	Technology Hardware &	2.21%
	Equipment
General Electric Co.	General Industrials	2.21%
Medco Health Solutions, Inc.	Health Care Equipment &	2.13%
	Services
Amgen Inc.	Pharmaceuticals &	2.07%
	Biotechnology
Johnson & Johnson	Pharmaceuticals &	2.02%
	Biotechnology
Qualcomm, Inc.	Technology Hardware &	2.01%
	Equipment
Intel Corp.	Technology Hardware &	2.01%
	Equipment
Bank of America Corp.	Banks	1.91%

As of May 31, 2011, 100.0% of the Fund’s net assets were in equity, cash and short-term instruments.

See Notes to Financial Statements.

GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2011

	Shares	Value
COMMON STOCKS - 100.0%

Consumer Discretionary - 10.8%
Automobiles & Parts - 0.6%
LKQ Corp. (a)	26,225	$697,323

General Retailers - 5.0%
Bed Bath & Beyond Inc. (a)	22,525	1,213,872
Best Buy Co., Inc.	61,315	1,947,364
Kohl’s Corp.	17,960	956,190
Target Corp.	44,345	2,196,408
		6,313,834
Household Products - 1.0%
D.R. Horton, Inc.	55,500	675,990
Jarden Corp.	17,990	630,370
		1,306,360
Media - 3.5%
Lions Gate Entertainment
Corp. (a)	148,425	880,160
The Walt Disney Co.	22,550	938,757
Time Warner Inc.	35,775	1,303,283
Viacom Inc. Class B	25,600	1,290,496
		4,412,696
Personal Goods - 0.7%
Hanesbrands, Inc. (a)	30,850	935,064

Consumer Staples - 6.9%
Beverages - 1.5%
PepsiCo, Inc.	27,100	1,927,352

Food & Drug Retailers - 4.3%
Sysco Corp.	39,120	1,260,055
Walgreen Co.	51,500	2,246,945
Wal-Mart Stores, Inc.	35,400	1,954,788
		5,461,788
Household Goods & Home
Construction - 1.1%
The Procter & Gamble Co.	19,700	1,319,900

Energy - 13.9%
Oil & Gas Producers - 9.2%
Anadarko Petroleum Corp.	15,710	1,249,259
Chevron Corp.	18,045	1,893,101
Exxon Mobil Corp.	52,670	4,396,365
Hess Corp.	24,045	1,900,276
Murphy Oil Corp.	12,900	888,681
Petrohawk Energy Corp. (a)	48,125	1,273,869
		11,601,551
Oil Equipment, Services &
Distribution - 4.7%
Helmerich & Payne, Inc.	15,050	943,334
Schlumberger Ltd.	21,844	1,872,468
Seadrill Ltd.	36,925	1,328,931
Weatherford International Ltd. (a)	92,925	1,837,127
		5,981,860
Financials - 13.9%
Banks - 6.5%
Associated Banc-Corp	129,840	1,829,446
Bank of America Corp.	205,300	2,412,275
First Horizon National Corp.	117,785	1,237,920
JPMorgan Chase & Co.	42,050	1,818,242
PNC Financial Services Group, Inc.	15,350	958,147
		8,256,030
Financial Services - 6.9%
American Express Co.	19,500	1,006,200
Discover Financial Services	52,365	1,248,382
Eaton Vance Corp.	58,025	1,830,689
Northern Trust Corp.	43,445	2,119,682
State Street Corp.	42,725	1,955,523
T. Rowe Price Group Inc.	9,700	614,010
		8,774,486
Insurance - 0.5%
Aflac, Inc.	12,260	585,905

Health Care - 15.3%
Health Care Equipment &
Services - 9.1%
Baxter International Inc.	27,600	1,642,752
Henry Schein, Inc. (a)	13,690	983,216
Medco Health Solutions, Inc. (a)	44,930	2,689,510
Medtronic, Inc.	31,100	1,265,770
Patterson Cos., Inc.	28,305	978,928
ResMed Inc. (a)	29,250	941,850
St. Jude Medical, Inc.	42,115	2,133,967
Zimmer Holdings, Inc. (a)	13,895	941,525
		11,577,518
Health Care Services - 1.0%
McKesson Corp.	15,500	1,326,955

Pharmaceuticals &
Biotechnology - 5.2%
Amgen Inc. (a)	43,165	2,613,209
Johnson & Johnson	38,060	2,561,057
Novartis AG ADR	20,950	1,351,694
		6,525,960

See Notes to Financial Statements.

GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

	Shares	Value
COMMON STOCKS (continued)

Industrials - 12.9%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	16,350	$1,273,665

Construction & Materials - 1.0%
Masco Corp.	92,575	1,319,194

General Industrials - 3.8%
General Electric Co.	142,100	2,790,844
3M Co.	20,620	1,946,116
		4,736,960
Industrial Engineering - 2.6%
ABB Ltd. ADR	50,075	1,347,017
Illinois Tool Works Inc.	21,975	1,259,607
Ingersoll-Rand PLC	13,400	668,660
		3,275,284
Industrial Transportation - 1.3%
FedEx Corp.	17,225	1,612,949

Support Services - 3.2%
Cintas Corp.	29,475	968,254
EnergySolutions (a)	300,550	1,535,810
Mobile Mini, Inc. (a)	27,025	608,063
W.W. Grainger, Inc.	6,445	973,646
		4,085,773
Information Technology - 26.0%
Computer Programs - 2.3%
Activision Blizzard, Inc.	56,435	676,656
Electronic Arts Inc. (a)	66,210	1,616,186
Take-Two Interactive Software,
Inc. (a)	41,475	679,775
		2,972,617
Electronic & Electrical
Equipment - 0.5%
Flextronics International Ltd. (a)	88,745	642,514

Internet Programs &
Services - 1.5%
eBay Inc. (a)	59,905	1,867,239

IT Services - 2.3%
Alliance Data Systems Corp. (a)	10,750	1,009,747
Visa Inc. Class A	23,945	1,940,982
		2,950,729
Software & Computer
Services - 5.8%
Adobe Systems Inc. (a)	47,025	1,628,476
Google Inc. Class A (a)	3,465	1,833,054
Microsoft Corp.	152,101	3,804,046
		7,265,576
Technology Hardware &
Equipment - 13.6%
Altera Corp.	20,450	983,441
Broadcom Corp. Class A	35,440	1,275,131
Cisco Systems, Inc.	166,360	2,794,848
EMC Corp. (a)	46,425	1,321,720
Hewlett-Packard Co.	31,675	1,184,011
Intel Corp.	112,800	2,539,128
JDS Uniphase Corp. (a)	64,310	1,298,419
Linear Technology Corp.	28,220	976,130
Maxim Integrated Products, Inc.	36,780	1,002,255
Qualcomm, Inc.	43,480	2,547,493
Xilinx, Inc.	37,130	1,324,798
		17,247,374
Materials - 0.3%
Industrial Metals & Mining - 0.3%
Freeport-McMoRan Copper &
Gold Inc.	6,275	324,041

TOTAL COMMON STOCKS
(COST $104,600,164)		126,578,497

Principal
Amount
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand
Notes - 0.0%
American Family Financial
Services, 0.100% (b)	$456	456

Total Variable-Rate Demand Notes		456

TOTAL SHORT-TERM INVESTMENTS
(COST $456)		456

TOTAL INVESTMENTS - 100.0%
(COST $104,600,620)		126,578,953

NET OTHER ASSETS AND
LIABILITIES - 0.0%		(33,940)

NET ASSETS - 100.0%		$126,545,013

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at May 31, 2011.

ADR: American Depository Receipt

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2011

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The MidCap Fund produced a total return of 18.56% for the six-month period ended May 31, 2011, as compared to its benchmark, the Russell Midcap Index, which returned 18.03%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/11
			Since
			Inception
	1 Year	3 Year	(03/31/08)
Thompson Plumb MidCap Fund	30.13%	7.75%	10.32%
Russell Midcap Index	32.59%	4.28%	7.71%

Gross Expense Ratio as of 3/31/11 was 2.34%.
Net Expense Ratio after reimbursement was 1.30%.*

* The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2012 so that the annual operating expenses of the Fund do not exceed 1.30% of its average daily net assets.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonplumb.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2011

Management Commentary

The relative performance of the Fund during the semi-annual period was largely driven by sector selection. Overweights in Health Care and Energy, coupled with an underweight in Telecom, were the three biggest positive components, while the lack of a clearly underperforming sector also helped. Issue selection was less of a differentiator, as winners in the Technology and Industrials sectors were offset by underperformers within Consumer Discretionary and Material holdings. Though over the long run we expect the majority of relative performance to come from issue selection, it is always satisfying when sector selection contributes in a positive manner.

Of particular note during the semi-annual period was the performance of JDS Uniphase and Electronic Arts, up 70% and 64%, respectively. Both are long term holdings of the Fund whose stocks took multiple quarters to reflect their improving fundamentals. We believe the best way for our holdings to significantly outperform our benchmark is to find the stock of firms that could experience “transformative” earnings growth at reasonable valuations. To do this, our research process is focused on gaining insight into the earnings growth a company might post over the next two to three years rather than towards simply predicting next quarter’s earnings. While we are obviously pleased when a purchase for the Fund immediately appreciates, it often can take multiple quarters or even years for an investment thesis to play out. When we initially purchased JDS Uniphase, the consensus earnings estimates for the firm were only $0.18 per share. At the end of the semi-annual period the consensus estimate for calendar year 2011 was $1.03 per share. Our goal in portfolio construction is to populate the MidCap Fund with a diverse range of stocks that have the potential to experience similar changes in earnings estimates.

It is this strategy that we have sought to employ since the launch of the Fund (3/31/2008) over three years ago, and through the semi-annual period the Fund has produced an average annual return of 10.32% per year versus the 7.71% per year return of the Fund’s benchmark, the Russell Midcap Index.

While the short run could bring a slowdown in the economic growth rate due to factors ranging from high oil prices to sovereign debt worries to the Japanese earthquake, we expect the global and U.S. economies to gradually improve over the next year or two. Without a heavy macro overhang we expect the stocks in the Fund to continue to post solid earnings growth, which hopefully will lead to continued stock price appreciation.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have limited liquidity and greater volatility than large-capitalization companies.

Please refer to the Schedule of Investments on page 12 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2011

Top 10 Equity Holdings at 05/31/11
		% of Fund’s
Company	Industry	Net Assets
Broadcom Corp. Class A	Technology Hardware &	2.15%
	Equipment
First Horizon National Corp.	Banks	2.04%
Jarden Corp.	Household Products	2.04%
JDS Uniphase Corp.	Technology Hardware &	2.01%
	Equipment
Henry Schein, Inc.	Health Care Equipment &	1.99%
	Services
Investment Technology Group, Inc.	Financial Services	1.97%
Associated Banc-Corp	Banks	1.95%
Eaton Vance Corp.	Financial Services	1.95%
Hanesbrands, Inc.	Personal Goods	1.94%
EnergySolutions	Support Services	1.93%

As of May 31, 2011, 99.8% of the Fund’s net assets were in equity, cash and short-term instruments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2011

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 15.8%
Automobiles & Parts - 1.0%
LKQ Corp. (a)	7,460	$198,361

General Retailers - 5.7%
Abercrombie & Fitch Co. Class A	1,305	98,880
Bed Bath & Beyond Inc. (a)	5,100	274,839
Best Buy Co., Inc.	4,600	146,096
Jos. A. Bank Clothiers, Inc. (a)	3,425	195,568
Kohl’s Corp.	2,700	143,748
Nordstrom, Inc.	5,215	244,218
		1,103,349
Household Products - 2.6%
D.R. Horton, Inc.	8,375	102,008
Jarden Corp.	11,360	398,054
		500,062
Media - 1.4%
Lions Gate Entertainment Corp. (a)	47,296	280,465

Personal Goods - 3.4%
Coach, Inc.	4,603	293,027
Hanesbrands, Inc. (a)	12,458	377,602
		670,629
Travel & Leisure - 1.7%
Darden Restaurants, Inc.	6,656	337,126

Consumer Staples - 2.3%
Food Producers - 2.3%
McCormick & Co., Inc.	4,863	244,074
The J. M. Smucker Co.	2,512	199,151
		443,225
Energy - 11.9%
Mining - 0.3%
CONSOL Energy Inc.	1,000	51,270

Oil & Gas Producers - 7.9%
ATP Oil & Gas Corp. (a)	5,485	101,363
Bill Barrett Corp. (a)	2,215	98,723
Chesapeake Energy Corp.	4,690	146,985
Denbury Resources Inc. (a)	2,185	47,983
Forest Oil Corp. (a)	1,550	46,345
Murphy Oil Corp.	2,826	194,683
Noble Energy, Inc.	3,208	298,986
Petrohawk Energy Corp. (a)	7,815	206,863
Quicksilver Resources Inc. (a)	6,680	95,457
Range Resources Corp.	5,290	295,817
		1,533,205
Oil Equipment, Services &
Distribution - 3.7%
Helmerich & Payne, Inc.	3,120	195,562
Seadrill Ltd.	5,485	197,405
Weatherford International Ltd. (a)	17,165	339,352
		732,319
Financials - 18.0%
Banks - 5.5%
Associated Banc-Corp	27,009	380,557
First Horizon National Corp.	37,920	398,539
Regions Financial Corp.	13,685	96,616
SunTrust Banks, Inc.	3,520	99,018
Zions Bancorporation	4,080	97,226
		1,071,956
Financial Services - 7.4%
Discover Financial Services	13,949	332,544
Eaton Vance Corp.	12,045	380,020
Investment Technology
Group, Inc. (a)	25,430	385,010
Northern Trust Corp.	6,965	339,822
		1,437,396
Insurance - 5.1%
Cincinnati Financial Corp.	6,220	189,212
Genworth Financial Inc. Class A (a)	1,835	20,387
StanCorp Financial Group, Inc.	5,668	244,744
Torchmark Corp.	3,676	243,719
Unum Group	11,306	297,461
		995,523
Health Care - 12.5%
Health Care Equipment &
Services - 10.8%
Beckman Coulter, Inc.	1,590	132,113
Henry Schein, Inc. (a)	5,419	389,193
Lincare Holdings Inc.	4,729	143,383
MedAssets Inc. (a)	19,240	279,942
Patterson Cos., Inc.	9,655	333,918
ResMed Inc. (a)	10,625	342,125
St. Jude Medical, Inc.	2,725	138,076
Waters Corp. (a)	1,489	146,756
Zimmer Holdings, Inc. (a)	2,850	193,116
		2,098,622
Health Care Services - 1.7%
McKesson Corp.	2,295	196,475
MWI Veterinary Supply, Inc. (a)	1,715	144,575
		341,050
Industrials - 12.3%
Aerospace & Defense - 1.8%
Alliant Techsystems Inc.	4,769	341,127

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

	Shares	Value
COMMON STOCKS (continued)

Industrials (continued)
Construction &
Materials - 2.0%
Masco Corp.	13,525	$192,731
Mueller Water Products, Inc.
Class A	22,800	92,112
USG Corp. (a)	6,925	98,681
		383,524
Industrial Engineering - 2.5%
Ingersoll-Rand PLC	4,935	246,256
SPX Corp.	2,965	245,828
		492,084
Support Services - 6.0%
Cintas Corp.	9,195	302,056
EnergySolutions (a)	73,860	377,425
Mobile Mini, Inc. (a)	8,745	196,763
W.W. Grainger, Inc.	1,993	301,083
		1,177,327
Information Technology - 19.8%
Computer Programs - 4.3%
Activision Blizzard, Inc.	16,520	198,075
Electronic Arts Inc. (a)	14,295	348,941
Take-Two Interactive
Software, Inc. (a)	17,360	284,530
		831,546
Electronic & Electrical
Equipment - 3.5%
Celestica Inc. (a)	8,731	89,580
Flextronics International Ltd. (a)	40,817	295,515
Molex Inc. Class A	13,060	298,290
		683,385
IT Services - 2.5%
Alliance Data Systems Corp. (a)	3,180	298,697
Fiserv, Inc. (a)	3,072	198,205
		496,902
Technology Hardware &
Equipment - 9.5%
Altera Corp.	4,075	195,967
Broadcom Corp. Class A	11,665	419,707
JDS Uniphase Corp. (a)	19,406	391,807
Linear Technology Corp.	8,472	293,046
Maxim Integrated Products, Inc.	10,876	296,371
Xilinx, Inc.	6,971	248,725
		1,845,623
Materials - 4.5%
Chemicals - 1.7%
International Flavors &
Fragrances Inc.	5,323	340,991

Household Materials - 1.0%
The Scotts Miracle-Gro Co.
Class A	3,386	195,372

Industrial Materials - 1.8%
Nalco Holding Co.	12,093	345,134

Utilities - 2.7%
Electricity - 0.5%
Pepco Holdings, Inc.	5,060	101,048

	Gas, Water & Multiutilities - 2.2%
MDU Resources Group, Inc.	12,247	289,397
SCANA Corp.	3,564	144,948
		434,345

TOTAL COMMON STOCKS
(COST $15,019,456)		19,462,966

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial
Services, 0.100% (b)	$208	208

Total Variable-Rate Demand Notes		208

	TOTAL SHORT-TERM INVESTMENTS
(COST $208)		208

TOTAL INVESTMENTS - 99.8%
(COST $15,019,664)		19,463,174

NET OTHER ASSETS AND
LIABILITIES - 0.2%		47,856

NET ASSETS - 100.0%		$19,511,030

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at May 31, 2011.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2011

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The Bond Fund produced a total return of 3.49% for the six-month period ended May 31, 2011, as compared to its benchmark, the Barclays Capital U.S. Government/Credit 1-5 Year Index, which returned 1.19%, and as compared to the Barclays Capital Intermediate U.S. Government/Credit 1-10 Year Index, which returned 1.36%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/11
	1 Year	3 Year	5 Year	10 Year
Thompson Plumb Bond Fund	7.09%	9.94%	8.62%	6.70%
Barclays Capital U.S. Gov’t/Credit 1-5 Year Index	3.69%	4.65%	5.33%	4.66%
Barclays Capital Intermediate U.S. Gov’t/Credit 1-10 Year Index	5.36%	5.82%	6.15%	5.40%

Gross Expense Ratio as of 3/31/11 was 0.87%.	30-Day SEC Yield as of 05/31/11 was 2.04%.
Net Expense Ratio after reimbursement was 0.80%.*	30-Day SEC Yield (without reimbursement) as of 05/31/11 was 2.00%.

* The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Bond Fund through March 31, 2012 so that the annual operating expenses of the Fund do not exceed 0.80% of its average daily net assets.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonplumb.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Barclays Capital U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. The Barclays Capital Intermediate U.S. Government/Credit 1-10 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 10 years. You cannot directly invest in an index.

The Funds determined to change the Bond Fund’s benchmark to the Barclays Capital U.S. Government/Credit 1-5 Year Index as of March 31, 2011 because they believe this index is generally composed of bonds that more closely resemble the typical range of maturities of bonds held in the Fund than did the Barclays Capital Intermediate U.S. Government/Credit 1-10 year Index.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2011

Management Commentary

The Bond Fund outperformed both its benchmark and the Barclays Capital Intermediate U.S. Government/Credit 1-10 Year Index over the semi-annual period largely because of its greater allocation to corporate bonds. This allocation benefited the fund in three ways. First, the yield curve steepened during the semi-annual period, with yields on 5-year Treasury bonds rising 23 basis points. The corresponding decline in Treasury bond prices was largely avoided by the Fund, but significantly hurt the performance of the benchmark, as the benchmark was weighted more heavily toward Treasury bonds and less heavily toward corporate bonds than the Bond Fund. Second, the average spread between 10-year Treasury bonds and corporate bonds at the BBB quality tier narrowed by 41 basis points, resulting in higher prices for corporate bonds. Due to its higher corporate allocation, a much larger percentage of holdings in the Fund enjoyed this appreciation. Finally, corporate bonds tended to simply spin off more return in the form of interest income than Treasury or Agency bonds.

Our strategy looking forward continues to consist of a higher-than-benchmark allocation to corporate bonds coupled with a “barbell” maturity structure. So long as the economy gradually improves, we believe the risk of a jump in spreads to levels beyond the normal 1-2% range remains low. At the same time, with Treasury and Agency rates still quite low we are keeping a percentage of the portfolio in bonds with a maturity of one year or less. In the event of a meaningful increase in rates across the short end of the yield curve we anticipate redeploying this capital to longer maturity bonds to capture the additional yield. In the meantime, we believe our higher allocation to corporate bonds has the potential to generate more interest income than the benchmark, which should continue to help the relative performance of the Fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in asset-backed and mortgage-backed securities involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments on page 17 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Basis point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2011

Portfolio Concentration at 05/31/11
(Includes cash and cash equivalents)
% Total Investments
Quality
U.S. Government and Agency Issues	1.02%
AAA	0.55%
AA	3.16%
A	15.09%
BBB	73.65%
BB and Below	6.31%
Not Rated	0.08%
Common Stocks	0.14%
100.00%

Effective Maturity
Under 1 year	19.23%
1 to 3 years	29.90%
3 to 5 years	37.78%
5 to 10 years	12.92%
Over 10 years	0.03%
Common Stocks	0.14%
100.00%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2011

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.1%

Financials - 0.1%
Financial Services - 0.1%
CIT Group, Inc. (a)	17,450	$773,559

TOTAL COMMON STOCKS
(COST $501,587)		773,559

BONDS - 98.7%

Asset-Backed Securities - 2.0%
Federal Express Corp. 1993 Trust
7.150% due 9/28/2012	$49,151	50,387

Federal Express Corp. 1997 Trust
7.500% due 1/15/2018	3,446,144	3,583,990
7.520% due 1/15/2018	226,946	237,726

General American Railcar 1997-1
6.690% due 9/20/2016 (e)	120,195	125,137

General American Railcar II
6.210% due 9/20/2017	5,076,289	5,237,590

General American Railcar III
7.760% due 8/20/2018 (e)	1,539,163	1,622,231

Total Asset-Backed Securities		10,857,061

Convertible Bonds - 1.5%
Amgen Inc.
0.375% due 2/1/2013	782,000	789,820

EMC Corp.
1.750% due 12/1/2013	1,000,000	1,808,750

Medtronic, Inc.
1.625% due 4/15/2013	4,073,000	4,205,372

NASDAQ OMX Group, Inc.
2.500% due 8/15/2013	1,236,000	1,228,275

Total Convertible Bonds		8,032,217

Corporate Bonds - 94.2%
Aetna Inc.
5.750% due 6/15/2011	310,000	310,565

	Principal
	Amount
Allied Waste N.A., Inc.
6.875% due 6/1/2017	$2,146,000	2,331,092

American Express
5.250% due 9/12/2011	123,000	124,606
5.700% due 9/15/2011	50,000	50,650
6.050% due 9/15/2011	807,000	819,456
6.650% due 9/15/2015	90,000	101,777
6.900% due 9/15/2015	277,000	315,988

American General Finance
6.000% due 10/15/2014	1,000,000	954,109
6.000% due 12/15/2014	1,000,000	943,865

American Standard Inc.
5.500% due 4/1/2015	25,000	27,525

Amphenol Corp.
4.750% due 11/15/2014	1,698,000	1,858,546

Anadarko Petroleum Corp.
6.125% due 3/15/2012	25,000	25,954

Anheuser-Busch Cos., Inc.
7.500% due 3/15/2012	119,000	125,265

Aquila, Inc.
11.875% due 7/1/2012	1,700,000	1,886,543

Arden Realty LP
5.200% due 9/1/2011	32,000	32,359
5.250% due 3/1/2015	3,019,000	3,318,835

Arizona Public Service Co.
6.375% due 10/15/2011	302,000	308,099

Aspen Insurance Holdings Ltd.
6.000% due 8/15/2014	4,116,000	4,455,599

Associated Banc-Corp
6.750% due 8/15/2011	2,622,000	2,647,030

Avnet, Inc.
6.625% due 9/15/2016	551,000	625,840

Axis Capital Holdings
5.750% due 12/1/2014	5,622,000	6,116,669

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bank of America Corp.
6.000% due 9/15/2011	$177,000	$179,021
6.150% due 9/15/2011	64,000	64,752
7.125% due 10/15/2011	260,000	266,275
7.375% due 5/15/2014	866,000	988,796
5.375% due 6/15/2014	50,000	54,413
5.650% due 9/15/2014	25,000	25,203
5.000% due 5/15/2015	25,000	25,101
5.150% due 8/15/2015	60,000	60,318
5.350% due 9/15/2015	383,000	403,975
5.350% due 11/15/2015	35,000	35,094
5.250% due 12/1/2015	333,000	354,319
5.600% due 2/15/2016	25,000	25,128
6.050% due 8/15/2017	410,000	440,911
5.750% due 12/1/2017	455,000	493,330

Bankers Trust New York
7.250% due 10/15/2011	390,000	399,384

BB&T Corp.
5.200% due 12/23/2015	769,000	841,790

Bear Stearns Cos. LLC
4.130% due 3/10/2014 (b)	270,000	265,037
4.080% due 4/10/2014 (b)	100,000	99,854

Best Buy Co., Inc.
6.750% due 7/15/2013	570,000	624,764

Bio-Rad Laboratories, Inc.
8.000% due 9/15/2016	8,754,000	9,651,285

Black Hills Corp.
9.000% due 5/15/2014	2,442,000	2,839,494

Boston Properties LP
5.625% due 4/15/2015	331,000	370,011

Boston Scientific Corp.
5.450% due 6/15/2014	1,392,000	1,515,657
4.500% due 1/15/2015	4,197,000	4,420,876
6.250% due 11/15/2015	3,358,000	3,748,599

Brinker International
5.750% due 6/1/2014	7,967,000	8,481,350

Brocade Communications
Systems, Inc.
6.625% due 1/15/2018	7,588,000	8,100,190

Brookfield Asset Management Inc.
7.125% due 6/15/2012	694,000	733,076

Capital One Bank
6.500% due 6/13/2013	423,000	463,550

Caterpillar Inc.
4.550% due 7/15/2011	15,000	15,061
4.000% due 9/15/2011	10,000	10,080

CBS Corp.
8.200% due 5/15/2014	967,000	1,136,841

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	222,469

Chesapeake & Potomac
Telephone Co.
7.150% due 5/1/2023	158,000	169,759

CIT Group, Inc.
7.000% due 5/1/2014	169,613	172,369
7.000% due 5/1/2015	304,143	306,424
7.000% due 5/1/2016	506,906	508,807
7.000% due 5/1/2017	709,672	712,333

Citigroup, Inc.
7.250% due 10/15/2011	1,626,000	1,663,468
2.875% due 12/9/2011	45,000	45,638
5.625% due 8/27/2012	4,121,000	4,321,231
5.000% due 9/15/2014	469,000	498,166

CNA Financial Corp.
5.850% due 12/15/2014	1,552,000	1,688,948
6.500% due 8/15/2016	1,000,000	1,126,568

Commercial Net Lease Realty, Inc.
6.250% due 6/15/2014	1,060,000	1,156,960
6.150% due 12/15/2015	443,000	484,243

Continental Corp.
8.375% due 8/15/2012	186,000	196,708

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Con-way Inc.
7.250% due 1/15/2018	$6,515,000	$7,299,588

Countrywide Financial Corp.
6.730% due 4/17/2013	93,000	99,398
5.750% due 6/24/2015 (c)	224,000	223,762
6.250% due 5/15/2016	927,000	1,009,027

Coventry Health Care, Inc.
6.300% due 8/15/2014	8,184,000	8,815,093
6.125% due 1/15/2015	1,136,000	1,227,048
5.950% due 3/15/2017	854,000	923,912

Daimler Finance N.A., LLC
5.900% due 6/15/2011	25,000	25,005
5.900% due 8/15/2011	15,000	15,056
5.950% due 8/15/2011	40,000	40,073

Darden Restaurants
7.125% due 2/1/2016	75,000	86,281

Discover Financial Services
6.450% due 6/12/2017	140,000	157,449

Domtar Corp.
10.750% due 6/1/2017	1,327,000	1,705,195

Dow Chemical Co.
5.150% due 6/15/2013	30,000	30,019
5.500% due 8/15/2013	110,000	110,512
5.900% due 8/15/2013	25,000	25,113
7.600% due 5/15/2014	1,688,000	1,967,703
7.200% due 6/15/2014	200,000	200,206
5.800% due 8/15/2014	21,000	21,112
4.300% due 12/15/2014	127,000	127,123
5.900% due 2/15/2015	650,000	738,060
5.450% due 6/15/2015	25,000	25,023
5.900% due 8/15/2015	33,000	33,176
6.650% due 8/15/2016	50,000	50,344

DPL Inc.
6.875% due 9/1/2011	460,000	466,745

DTE Energy Co.
7.050% due 6/1/2011	490,000	490,000

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	6,782,000	7,081,154

Endurance Specialty Holdings Ltd.
6.150% due 10/15/2015	5,990,000	6,455,255

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	1,702,000	1,907,108
7.750% due 6/15/2017	9,090,000	9,795,139

Fidelity National Financial, Inc.
7.300% due 8/15/2011	8,314,000	8,412,014
5.250% due 3/15/2013	191,000	200,099
6.600% due 5/15/2017	3,108,000	3,382,536

Fifth Third Bancorp
6.250% due 5/1/2013	1,356,000	1,473,828

First Horizon National Corp.
5.375% due 12/15/2015	500,000	537,719

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,841,082
4.625% due 5/15/2013	4,501,000	4,680,887
5.050% due 1/15/2015	2,264,000	2,377,709
5.650% due 4/1/2016	889,000	955,199

Fortune Brands, Inc.
3.000% due 6/1/2012	154,000	156,385
4.875% due 12/1/2013	450,000	479,608
6.375% due 6/15/2014	1,143,000	1,274,431
5.375% due 1/15/2016	54,000	58,663

Freeport-McMoRan Copper &
Gold Inc.
8.375% due 4/1/2017	10,885,000	11,932,681

GATX Financial Corp.
6.273% due 6/15/2011	682,000	683,274

General Electric Capital Corp.
4.050% due 6/15/2011	25,000	25,021
5.720% due 8/22/2011	146,000	147,179
4.350% due 10/15/2011	11,000	11,120
5.500% due 11/15/2011	150,000	153,373
4.000% due 2/15/2012	115,000	117,761
4.000% due 2/15/2012	25,000	25,455

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
General Electric Capital Corp. (continued)
8.125% due 5/15/2012	$25,000	$26,421
6.000% due 10/26/2012 (c)	133,000	135,316
5.250% due 4/15/2013 (c)	95,000	95,324
5.900% due 5/13/2014	450,000	503,102
5.600% due 7/15/2014	500,000	546,739
4.500% due 5/15/2015	66,000	66,188
4.750% due 5/15/2015	70,000	70,120
4.300% due 6/15/2015	19,000	19,035
5.250% due 6/15/2015	25,000	27,030
5.400% due 6/15/2015	59,000	63,991
5.500% due 8/15/2015	30,000	32,826
5.600% due 12/15/2015	159,000	159,564
5.250% due 1/15/2016	149,000	149,281
5.000% due 4/15/2016	120,000	120,290
5.000% due 4/15/2016	45,000	47,417
5.500% due 10/28/2016 (c)	70,000	70,400
4.750% due 3/15/2017	20,000	20,095
4.500% due 7/15/2017	57,000	57,117
5.375% due 8/15/2017	28,000	28,142
5.500% due 10/6/2017	62,000	62,400
6.000% due 11/28/2017 (c)	20,000	20,164
5.625% due 12/15/2017	295,000	296,271
5.625% due 12/15/2017	40,000	40,175
5.250% due 12/15/2021	20,000	19,976

Genworth Life Insurance Co.
5.875% due 5/3/2013 (e)	2,865,000	3,047,214

Georgia-Pacific LLC
7.125% due 1/15/2017 (e)	2,000,000	2,125,000

GMAC LLC
7.000% due 10/15/2011	200,000	202,296
7.250% due 8/15/2012	100,000	100,106
7.000% due 11/15/2012	50,000	50,042
7.100% due 1/15/2013	32,000	32,037
6.000% due 7/15/2013	60,000	59,701
0.000% due 6/15/2015 (d)	1,250,000	985,937
6.350% due 2/15/2016 (c)	75,000	73,069
6.500% due 2/15/2016 (c)	100,000	98,008
6.500% due 9/15/2016 (c)	87,000	84,517
7.250% due 9/15/2017	259,000	259,577

H.J. Heinz Finance Co.
6.625% due 7/15/2011	102,000	102,736

Harley-Davidson
5.250% due 12/15/2012 (e)	1,675,000	1,759,000
15.000% due 2/1/2014	500,000	635,747
5.750% due 12/15/2014 (e)	3,800,000	4,144,489

Harleysville Group Inc.
5.750% due 7/15/2013	114,000	118,675

Hartford Financial Services
5.250% due 10/15/2011	2,114,000	2,149,179
4.625% due 7/15/2013	750,000	787,319
5.050% due 7/15/2013	35,000	36,107
4.750% due 3/1/2014	825,000	879,074

Hasbro, Inc.
6.125% due 5/15/2014	1,000,000	1,107,816

HCP, Inc.
5.950% due 9/15/2011	328,000	332,669
5.650% due 12/15/2013	1,455,000	1,588,659
6.000% due 3/1/2015	5,879,000	6,568,295
7.072% due 6/8/2015	703,000	801,979

Hillenbrand Industries, Inc.
8.500% due 12/1/2011	72,000	74,083

Hospitality Properties Trust
6.750% due 2/15/2013	2,787,000	2,936,330
7.875% due 8/15/2014	4,804,000	5,430,360
5.125% due 2/15/2015	1,585,000	1,684,001
6.300% due 6/15/2016	244,000	267,203
5.625% due 3/15/2017	745,000	788,419

HRPT Properties Trust
6.950% due 4/1/2012	2,704,000	2,803,134
5.750% due 11/1/2015	3,318,000	3,588,168

HSBC Finance Corp.
5.250% due 6/15/2011	25,000	25,029
5.300% due 6/15/2011	58,000	58,068
5.400% due 6/15/2011	5,000	5,006
5.550% due 6/15/2011	132,000	132,166
5.700% due 6/15/2011	45,000	45,059
6.600% due 6/15/2011	127,000	127,203
6.600% due 6/15/2011	21,000	21,034
6.600% due 6/15/2011	123,000	123,197
6.800% due 6/15/2011	104,000	104,173

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
HSBC Finance Corp. (continued)
5.500% due 7/15/2011	$295,000	$296,276
5.650% due 7/15/2011	67,000	67,301
5.700% due 7/15/2011	19,000	19,087
6.400% due 7/15/2011	55,000	55,295
6.650% due 7/15/2011	10,000	10,057
5.400% due 8/15/2011	55,000	55,396
5.450% due 8/15/2011	95,000	95,694
5.500% due 8/15/2011	14,000	14,103
6.150% due 8/15/2011	22,000	22,190
6.200% due 8/15/2011	17,000	17,149
5.200% due 9/15/2011	25,000	25,236
5.200% due 9/15/2011	32,000	32,303
5.200% due 9/15/2011	25,000	25,238
5.250% due 9/15/2011	59,000	59,569
5.300% due 9/15/2011	172,000	173,674
5.400% due 9/15/2011	8,000	8,081
5.450% due 9/15/2011	44,000	44,449
6.150% due 9/15/2011	32,000	32,388
5.150% due 10/15/2011	50,000	50,583
6.050% due 10/15/2011	20,000	20,299
6.050% due 10/15/2011	50,000	50,746
6.100% due 10/15/2011	124,000	125,873
6.350% due 10/15/2011	60,000	60,961
6.375% due 10/15/2011	10,000	10,218
5.050% due 11/15/2011	15,000	15,204
5.050% due 11/15/2011	112,000	113,520
5.100% due 11/15/2011	50,000	50,690
5.100% due 11/15/2011	25,000	25,345
5.750% due 11/15/2011	38,000	38,638
5.950% due 11/15/2011	31,000	31,545
6.100% due 11/15/2011	105,000	106,917
6.150% due 11/15/2011	10,000	10,185
4.850% due 12/15/2011	20,000	20,388
5.000% due 12/15/2011	15,000	15,229
5.000% due 12/15/2011	456,000	463,058
5.250% due 12/15/2011	50,000	50,840
7.100% due 12/15/2011	52,000	53,370
4.500% due 2/15/2012	57,000	58,053
5.500% due 3/15/2012	31,000	31,816
6.000% due 4/15/2012	10,000	10,342
5.700% due 7/15/2012	167,000	173,079
6.000% due 4/15/2013	621,000	658,443
5.710% due 9/15/2013 (b)	366,000	372,134
5.020% due 10/10/2013 (b)	331,000	332,953
4.800% due 1/10/2014 (b)	335,000	337,667
5.600% due 4/15/2014	75,000	80,594
5.500% due 7/15/2014	30,000	32,296
6.000% due 8/15/2014	553,000	604,958
6.000% due 8/15/2014	67,000	73,256
5.800% due 9/15/2014	153,000	167,184
5.850% due 9/15/2014	325,000	355,452
5.650% due 10/15/2014	30,000	32,700
5.750% due 10/15/2014	274,000	299,532
5.350% due 11/15/2014	30,000	32,455
6.000% due 12/15/2017	68,000	68,090

Hyatt Hotels Corp.
5.750% due 8/15/2015 (e)	100,000	105,353

Ingersoll-Rand
9.500% due 4/15/2014	1,026,000	1,235,155

Ingram Micro Inc.
5.250% due 9/1/2017	1,000,000	1,053,449

Int’l. Bank for Reconstruction
and Dev. (IBRD)
0.000% due 8/15/2011 (d)	139,000	138,831
0.000% due 2/15/2012 (d)	54,000	53,759
0.000% due 2/15/2012 (d)	231,000	229,967

International Paper Co.
6.750% due 9/1/2011	45,000	45,649

ITT Hartford Group
7.300% due 11/1/2015	910,000	1,051,733

Jefferson-Pilot Corp.
4.750% due 1/30/2014	3,739,000	3,973,929

John Deere Capital Corp.
2.750% due 6/15/2011	67,000	67,039
3.000% due 6/15/2011	110,000	110,074
2.650% due 7/15/2011	12,000	12,025

John Hancock Life Ins. Co.
3.250% due 6/15/2011	13,000	13,009
4.000% due 7/15/2011	10,000	10,034
4.500% due 10/15/2011	35,000	35,417
4.350% due 11/15/2011	15,000	15,204
4.600% due 11/15/2011	25,000	25,369
5.450% due 9/15/2015	201,000	217,296

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
John Hancock Life Ins. Co. (continued)
5.450% due 10/15/2015	$29,000	$31,374
5.500% due 11/15/2015	75,000	81,375
5.250% due 12/15/2015	25,000	27,115
5.500% due 12/15/2015	25,000	27,377
5.000% due 4/15/2016	60,000	65,266

JPMorgan Chase & Co.
2.200% due 6/15/2012	46,000	46,856

Kerr-McGee Corp.
6.875% due 9/15/2011	1,141,000	1,160,688

Lafarge SA
6.150% due 7/15/2011	1,417,000	1,426,453

LaSalle Funding LLC
5.000% due 3/15/2014	72,000	72,540
5.250% due 9/15/2017	25,000	24,922

Lexmark International, Inc.
5.900% due 6/1/2013	2,556,000	2,731,743
6.650% due 6/1/2018	920,000	1,018,838

Liberty Property LP
5.650% due 8/15/2014	36,000	39,735

Lincoln National Corp.
4.750% due 2/15/2014	1,638,000	1,740,119

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	347,000	343,370

Marriott International, Inc.
4.625% due 6/15/2012	119,000	123,056
5.810% due 11/10/2015	373,000	412,407

Marsh & McLennan Cos., Inc.
6.250% due 3/15/2012	1,475,000	1,530,916

Marshall & Ilsley Bank
6.375% due 9/1/2011	3,069,000	3,101,403
5.300% due 9/8/2011	757,000	764,195
5.150% due 2/22/2012	648,000	644,986
4.900% due 3/15/2012	15,000	14,956
5.500% due 7/15/2012	10,000	10,036
5.250% due 9/4/2012	2,854,000	2,970,041

Masco Corp.
5.875% due 7/15/2012	1,558,000	1,628,906
7.125% due 8/15/2013	5,117,000	5,562,527
4.800% due 6/15/2015	1,456,000	1,470,254
6.125% due 10/3/2016	2,532,000	2,640,633
5.850% due 3/15/2017	785,000	802,604

Mattel, Inc.
6.125% due 6/15/2011	28,000	28,041
6.800% due 10/6/2011	5,000	5,009

Maytag Corp.
5.000% due 5/15/2015	50,000	52,825

MBNA Corp.
7.500% due 3/15/2012	115,000	121,050
6.625% due 6/15/2012	75,000	78,657
5.000% due 6/15/2015	800,000	851,516

Mercantile-Safe Deposit & Trust Co.
5.700% due 11/15/2011	20,000	20,452

Merrill Lynch & Co.
4.850% due 6/1/2011	25,000	25,000
4.800% due 6/7/2011	10,000	10,000
4.600% due 8/2/2011	10,000	10,002
4.750% due 8/9/2011	25,000	25,011
4.300% due 2/14/2012	10,000	9,958
5.450% due 2/5/2013	500,000	532,273
6.150% due 4/25/2013	455,000	493,461
0.000% due 8/30/2013 (d)	65,000	60,985
5.000% due 2/3/2014	138,000	148,956
5.450% due 7/15/2014	1,032,000	1,118,438
5.000% due 1/15/2015	243,000	260,447
5.300% due 9/30/2015	1,512,000	1,641,317
6.050% due 5/16/2016	3,000,000	3,247,176
6.400% due 8/28/2017	200,000	224,343

MetLife, Inc.
6.125% due 12/1/2011	37,000	38,022

Montpelier Re Holdings Ltd.
6.125% due 8/15/2013	11,546,000	11,932,814

Monumental Global Funding II
5.650% due 7/14/2011 (e)	25,000	25,105

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Morgan Stanley
4.108% due 6/1/2011 (b)	$750,000	$750,000
4.750% due 4/1/2014	4,268,000	4,499,590
6.000% due 5/13/2014	695,000	762,804
6.000% due 4/28/2015	3,540,000	3,928,281
5.375% due 10/15/2015	714,000	773,459
5.750% due 10/18/2016	300,000	328,287
5.550% due 4/27/2017	2,612,000	2,822,702
5.950% due 12/28/2017	1,983,000	2,175,085

Mosaic Co.
7.625% due 12/1/2016 (e)	4,000,000	4,295,000

Motorola Solutions, Inc.
8.000% due 11/1/2011	2,198,000	2,262,190

Nabisco, Inc.
7.550% due 6/15/2015	50,000	58,810

National City Bank of Indiana
4.250% due 7/1/2018	200,000	202,846

National City Bank of Pennsylvania
7.250% due 10/21/2011	82,000	84,019

National City Corp.
4.900% due 1/15/2015	1,000,000	1,097,207

National City Preferred
Capital Trust
12.000% due 12/31/2049 (b)	4,862,000	5,336,726

National Retail Properties Inc.
6.875% due 10/15/2017	2,223,000	2,512,057

National Rural Utilities
2.300% due 8/15/2011	173,000	173,347
7.200% due 10/1/2015	30,000	34,973

National Semiconductor Corp.
6.150% due 6/15/2012	81,000	84,870

NationsBank Corp.
0.000% due 8/15/2013 (d)	91,000	85,870
7.750% due 8/15/2015	2,251,000	2,612,502

Nationwide Financial Services
6.250% due 11/15/2011	5,015,000	5,140,912

Navigators Group, Inc.
7.000% due 5/1/2016	10,925,000	11,921,010

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	25,000	29,284

NiSource Finance Corp.
5.400% due 7/15/2014	215,000	237,182
10.750% due 3/15/2016	600,000	788,693

Northern Indiana Public
Service Co.
7.590% due 6/12/2017	113,000	133,727

Northern Rock Asset
Management PLC
5.625% due 6/22/2017 (e)	2,500,000	2,663,032

Northern Trust Corp.
5.300% due 8/29/2011	10,000	10,117

Ohio Casualty Corp.
7.300% due 6/15/2014	351,000	384,148

Owens Corning
6.500% due 12/1/2016	9,624,000	10,550,849

Paine Webber Group Inc.
7.625% due 2/15/2014	50,000	56,060

Phelps Dodge Corp.
8.750% due 6/1/2011	88,000	88,000

Platinum Underwriters
Finance, Inc.
7.500% due 6/1/2017	4,763,000	5,233,289

PNC Funding Corp.
5.250% due 11/15/2015	352,000	384,840

PPL Energy Supply, LLC
6.500% due 5/1/2018	1,000,000	1,139,898

Principal Financial Group
5.150% due 6/17/2011	30,000	30,058
7.875% due 5/15/2014	2,750,000	3,196,619
3.988% due 4/1/2016 (b)	50,000	50,734

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Progressive Corp.
7.000% due 10/1/2013	$25,000	$27,823

Protective Life Corp.
5.000% due 6/15/2011	230,000	229,969
5.000% due 7/15/2011	205,000	204,904
4.250% due 9/15/2011	5,000	4,983
4.300% due 9/15/2011	10,000	9,968
4.300% due 6/1/2013	350,000	364,182
4.875% due 11/1/2014	820,000	883,049

Prudential Financial, Inc.
5.000% due 6/15/2011	50,000	50,015
4.200% due 11/15/2011	25,000	24,998
5.000% due 11/15/2011	40,000	40,137
5.100% due 12/14/2011	105,000	107,401
5.800% due 6/15/2012	71,000	74,478
5.150% due 7/16/2012	13,000	12,959
5.000% due 6/15/2013	75,000	74,937
4.750% due 4/1/2014	5,000	5,403
5.100% due 9/20/2014	225,000	246,285
6.200% due 1/15/2015	1,100,000	1,246,356
5.000% due 3/16/2015	140,000	150,893
5.250% due 12/15/2016	50,000	50,400
5.500% due 3/15/2017	13,000	13,060
5.500% due 9/15/2017	15,000	15,078

Quest Diagnostics Inc.
7.500% due 7/12/2011	138,000	138,952

R.R. Donnelley & Sons Co.
4.950% due 4/1/2014	5,404,000	5,557,506
5.500% due 5/15/2015	3,314,000	3,364,698
8.600% due 8/15/2016	327,000	360,967
6.125% due 1/15/2017	2,791,000	2,774,282

Reed Elsevier Capital Inc.
6.750% due 8/1/2011	690,000	697,101

Regions Financial Corp.
4.875% due 4/26/2013	1,875,000	1,926,555
7.750% due 11/10/2014	1,170,000	1,282,671

RJ Reynolds Tobacco Holdings, Inc.
7.250% due 6/1/2012	200,000	211,440

Security Benefit Life Insurance
8.750% due 5/15/2016 (e)	2,000,000	2,082,460

Silicon Valley Bank
5.700% due 6/1/2012	23,000	24,082

Simon Property Group, LP
5.750% due 12/1/2015	1,089,000	1,233,127
6.100% due 5/1/2016	1,000,000	1,151,397

SLM Corp.
3.588% due 3/15/2012 (b)	145,000	143,498
3.758% due 6/15/2012 (b)	66,000	65,830
5.150% due 8/15/2012	10,000	9,912
3.658% due 12/15/2012 (b)	90,000	88,574
4.500% due 12/15/2012	25,000	24,571
4.500% due 12/15/2012	87,000	85,502
4.500% due 3/15/2013	53,000	51,880
4.700% due 6/15/2013	20,000	19,569
4.750% due 6/15/2013	24,000	23,505
4.800% due 6/15/2013	25,000	24,508
5.100% due 6/15/2013 (c)	38,000	37,818
4.558% due 9/15/2013 (b)	91,000	88,636
5.000% due 10/1/2013	2,444,000	2,546,567
4.300% due 12/15/2013	2,000	1,986
5.150% due 12/15/2013	60,000	57,065
5.250% due 12/15/2013	30,000	28,834
4.228% due 1/31/2014 (b)	127,000	126,037
4.700% due 3/15/2014	25,000	23,535
4.950% due 3/15/2014	15,000	14,142
5.150% due 3/15/2014	10,000	9,526
3.794% due 4/1/2014 (b)	155,000	152,447
5.375% due 5/15/2014	843,000	883,424
4.488% due 6/2/2014 (b)	70,000	69,070
5.100% due 6/15/2014 (c)	20,000	19,694
5.150% due 6/15/2014 (c)	26,000	25,098
5.050% due 11/14/2014	129,000	133,339
3.858% due 12/15/2014 (b)	444,000	428,749
6.500% due 12/15/2014 (b)	374,000	369,414
5.000% due 4/15/2015	425,000	433,379
4.058% due 9/15/2015 (b)	90,000	88,061
5.000% due 9/15/2015	55,000	53,732
5.000% due 9/15/2015	90,000	87,953
5.000% due 9/15/2015	46,000	44,954
5.250% due 9/15/2015	40,000	39,443
4.158% due 12/15/2015 (b)	128,000	123,162
6.250% due 1/25/2016	2,247,000	2,353,622
5.150% due 3/15/2017	2,925,000	2,891,108
8.450% due 6/15/2018	400,000	451,000
4.358% due 5/3/2019 (b)	217,000	194,389

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp. (continued)
7.000% due 6/15/2021 (c)	$84,000	$81,337
5.400% due 4/25/2023 (c)	50,000	42,070

Springleaf Finance Corp.
6.900% due 12/15/2017	1,000,000	950,000

StanCorp Financial Group
6.875% due 10/1/2012	535,000	571,730

Staples, Inc.
9.750% due 1/15/2014	750,000	898,476

Steelcase, Inc.
6.500% due 8/15/2011	9,927,000	10,028,960

Sunoco, Inc.
4.875% due 10/15/2014	2,147,000	2,333,761
9.625% due 4/15/2015	6,369,000	7,869,664

SunTrust Bank
5.000% due 9/1/2015	690,000	743,212
5.450% due 12/1/2017	50,000	54,146

Susa Partnership L.P.
8.200% due 6/1/2017	13,000	15,691

Telecom Italia
6.200% due 7/18/2011	9,146,000	9,207,104
6.175% due 6/18/2014	134,000	146,584
4.950% due 9/30/2014	884,000	935,971
5.250% due 10/1/2015	600,000	635,909

Telefonica Emisiones SAU
5.984% due 6/20/2011	169,000	169,420

Textron Financial Corp.
6.500% due 6/1/2012	795,000	836,672
5.400% due 4/28/2013	635,000	675,038

Torchmark Corp.
7.375% due 8/1/2013	1,320,000	1,412,380
6.375% due 6/15/2016	1,056,000	1,152,499

Transamerica Finance Corp.
0.000% due 9/1/2012 (d)	100,000	97,636

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,788,529

Tyco Electronics Group
6.000% due 10/1/2012	395,000	420,626
5.950% due 1/15/2014	792,000	876,161

UDR, Inc.
6.050% due 6/1/2013	10,000	10,662
5.500% due 4/1/2014	2,386,000	2,551,157
5.250% due 1/15/2015	690,000	740,638

Unitrin, Inc.
6.000% due 11/30/2015	9,753,000	10,541,374
6.000% due 5/15/2017	1,126,000	1,212,693

Unum Group
7.125% due 9/30/2016	3,200,000	3,725,440

UnumProvident Group
6.850% due 11/15/2015 (e)	1,900,000	2,151,104

Ventas Realty LP
6.500% due 6/1/2016	10,198,000	10,553,614
6.750% due 4/1/2017	1,130,000	1,203,554

Verizon New York
6.875% due 4/1/2012	250,000	262,684

Viacom, Inc.
5.625% due 8/15/2012	308,000	323,304

Vodafone Group PLC
5.500% due 6/15/2011	10,000	10,016

Wachovia Bank
4.800% due 11/1/2014	1,550,000	1,680,941
4.875% due 2/1/2015	500,000	541,586
5.000% due 8/15/2015	1,750,000	1,893,518
5.600% due 3/15/2016	50,000	55,634
5.625% due 10/15/2016	200,000	223,354

Weatherford International Inc.
6.625% due 11/15/2011	63,000	64,443

Wells Fargo & Co.
6.375% due 8/1/2011	55,000	55,515
5.750% due 5/16/2016	200,000	224,463

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Westinghouse Credit
8.875% due 6/14/2014	$47,000	$55,098

Weyerhaeuser Co.
6.950% due 8/1/2017	195,000	224,416

Whirlpool Corp.
6.125% due 6/15/2011	250,000	250,446

Willis N.A. Inc.
6.200% due 3/28/2017	1,801,000	1,990,060

Wilmington Trust Corp.
4.875% due 4/15/2013	25,000	26,297

Wyeth
5.500% due 2/1/2014	1,000,000	1,113,500

Wyndham Worldwide
9.875% due 5/1/2014	7,743,000	9,169,338
6.000% due 12/1/2016	2,528,000	2,700,399

XL Capital
6.500% due 1/15/2012	367,000	378,918
5.250% due 9/15/2014	4,220,000	4,564,318

Yum! Brands, Inc.
6.250% due 4/15/2016	791,000	910,046

Zions Bancorporation
7.750% due 9/23/2014	9,329,000	10,257,226
5.500% due 5/10/2016	1,578,000	1,584,153

Total Corporate Bonds		520,909,517

Federal Agency Mortgage-
Backed Securities - 0.3%
Fannie Mae
6.000% due 8/1/2014,
Pool #25-5434F	22,964	24,213
7.000% due 7/1/2015,
Pool #53-5461F	11,674	12,665
6.000% due 10/1/2037,
Pool #88-8736F	377,660	412,967
6.000% due 3/1/2038,
Pool #25-7134F	713,920	780,662
Freddie Mac
6.500% due 12/1/2018,
Pool #C9-0241	76,272	84,870

Ginnie Mae
5.500% due 6/15/2017,
Pool #58-4476X	6,349	6,900
5.500% due 7/20/2018,
Pool #00-3411M	21,805	23,626
7.000% due 5/15/2033,
Pool #78-2071X	75,859	87,862
5.500% due 6/20/2038,
Pool #00-4163M	235,041	255,530

Total Federal Agency Mortgage-
Backed Securities		1,689,295

United States Government and
Agency Issues - 0.7%
Fannie Mae
0.000% due 7/15/2011 (d)	70,000	69,944
0.000% due 5/15/2012 (d)	11,000	10,919
0.000% due 5/18/2012 (d)	67,000	66,502

Federal Farm Credit Banks
5.375% due 7/18/2011	120,000	120,824
4.350% due 11/21/2011	40,000	40,792
5.070% due 5/21/2012	110,000	115,060
4.625% due 6/11/2012	90,000	93,967
4.400% due 7/3/2012	50,000	52,229

Federal Home Loan Banks
1.125% due 6/3/2011	900,000	900,051
5.250% due 6/10/2011	100,000	100,124
5.375% due 6/10/2011	35,000	35,046
7.350% due 6/11/2011	20,000	20,040
7.550% due 6/20/2011	110,000	110,433
1.625% due 7/27/2011	70,000	70,167
5.375% due 8/19/2011	120,000	121,368
3.750% due 9/9/2011	225,000	227,222
4.250% due 11/15/2011	95,000	96,784
4.875% due 11/15/2011	60,000	61,294
5.625% due 11/15/2011	115,000	117,874

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2011

Principal
Amount		Value
BONDS (continued)

United States Government and
Agency Issues (continued)
Financing Corp.
0.000% due 8/3/2011,
Series 8 (d)	$80,000	$79,921
0.000% due 12/6/2011,
Series 19 (d)	157,000	156,519
0.000% due 12/27/2011,
Series 13 (d)	159,000	158,451
0.000% due 3/7/2012,
Series 15 (d)	53,000	52,742
0.000% due 4/6/2012,
Series 4 (d)	20,000	19,890
0.000% due 4/6/2012,
Series 9 (d)	43,000	42,763
0.000% due 5/2/2012,
Series E (d)	48,000	47,710
0.000% due 5/30/2012,
Series 2 (d)	23,000	22,867
0.000% due 5/30/2012,
Series 10 (d)	48,000	47,723
0.000% due 6/6/2012,
Series 12 (d)	108,000	107,366

Freddie Mac
5.000% due 6/20/2011 (c)	40,000	40,101
0.000% due 9/8/2011 (d)	85,000	84,988
5.500% due 9/15/2011	247,000	250,859
4.375% due 11/9/2011	45,000	45,825

Government Trust
Certificates (Israel)
0.000% due 5/15/2012 (d)	93,000	92,052

Resolution Funding Corp.
0.000% due 7/15/2011 (d)	24,000	23,986
0.000% due 7/15/2012 (d)	89,000	88,404

Tennessee Valley Authority
0.000% due 6/15/2011 (d)	87,000	86,974
0.000% due 7/15/2011 (d)	10,000	9,991
0.000% due 5/1/2012 (d)	20,000	19,838

Total United States Government
and Agency Issues		3,909,610

TOTAL BONDS
(COST $527,330,727)		545,397,700

SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial
Services, 0.100% (b)	664	664

Total Variable-Rate Demand Notes		664

TOTAL SHORT-TERM INVESTMENTS
(COST $664)		664

TOTAL INVESTMENTS - 98.8%
(COST $527,832,978)		546,171,923

NET OTHER ASSETS AND
LIABILITIES - 1.2%		6,653,734

NET ASSETS - 100.0%		$552,825,657

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at May 31, 2011.
(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.
(d)	Zero-coupon security.
(e)	Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2011

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During
	Account Value	Account Value	Period*
	12/01/10	05/31/11	12/01/10-05/31/11
Thompson Plumb Growth Fund
Actual	$1,000.00	$1,144.97	$6.90
Hypothetical (5% return before expenses)	$1,000.00	$1,018.57	$6.49
Thompson Plumb MidCap Fund
Actual	$1,000.00	$1,179.12	$7.06
Hypothetical (5% return before expenses)	$1,000.00	$1,018.52	$6.54
Thompson Plumb Bond Fund
Actual	$1,000.00	$1,030.91	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.03

* Expenses are equal to the annualized [net] expense ratio for each Fund (Growth Fund: 1.29%; MidCap Fund: 1.30%; and Bond Fund: 0.80%), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2011 (In thousands, except per share amounts)

	GROWTH	MIDCAP	BOND
	FUND	FUND	FUND
ASSETS
Total investments in securities, at value (Cost $104,601, $15,020 and
$527,833, respectively)	$126,579	$19,463	$546,172
Due from sale of securities	862	335	–
Receivable from fund shares sold	8	50	6,644
Dividends and interest receivable	233	14	8,439
Prepaid expenses	20	15	87
Total Assets	127,702	19,877	561,342
LIABILITIES
Due on purchase of securities	–	9	5,880
Payable for fund shares redeemed	241	2	967
Line of credit	748	322	1,307
Accrued expenses payable	53	23	67
Due to Advisor	115	10	295
Total Liabilities	1,157	366	8,516
NET ASSETS	$126,545	$19,511	$552,826
Net Assets consist of:
Capital stock ($.001 par value)	$206,571	$14,265	$529,149
Undistributed net investment income	48	–	4,784
Accumulated net realized gain (loss) on investments and options	(102,052)	803	554
Net unrealized appreciation on investments	21,978	4,443	18,339
Net Assets	$126,545	$19,511	$552,826
Shares of capital stock outstanding (unlimited shares authorized)	3,765	1,530	47,341
Offering and redemption price/Net asset value per share	$33.61	$12.75	$11.68

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2011 (In thousands)

	GROWTH	MIDCAP	BOND
	FUND	FUND	FUND
Investment income
Dividends(1)	$933	$85	–
Interest	–	–	$10,810
	933	85	10,810
Expenses
Investment advisory fees	610	91	1,442
Shareholder servicing costs	83	16	174
Administrative and accounting services fees	61	15	104
Federal & state registration	–	16	52
Custody fees	14	4	35
Professional fees	25	20	35
Directors fees	12	7	30
Other expenses	33	4	124
Total expenses	838	173	1,996
Less expenses reimbursed by Advisor	–	(56)	(91)
Net expenses	838	117	1,905
Net investment income (loss)	95	(32)	8,905
Net realized gain on:
Investments	13,384	1,472	610
Written options	96	–	–
Net unrealized appreciation:
Investments	4,698	1,518	7,127
Written options	9	–	–
Net gain on investments and options	18,187	2,990	7,737
Net increase in net assets resulting from operations	$18,282	$2,958	$16,642

(1)Net of foreign withholding taxes	$8	$–	$–

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	GROWTH		MIDCAP		BOND
	FUND		FUND		FUND
	Six-Month		Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	May 31, 2011	November 30,	May 31, 2011	November 30,	May 31, 2011	November 30,
	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income (loss)	$95	$62	$(32)	$(12)	$8,905	$10,527
Net realized gain on investments
and options	13,480	15,680	1,472	1,025	610	2,166
Net unrealized appreciation
(depreciation) on investments and options	4,707	(5,341)	1,518	1,407	7,127	7,583
Net increase in net assets
resulting from operations	18,282	10,401	2,958	2,420	16,642	20,276

Distributions to Shareholders
Distributions from net investment income	(47)	(243)	–	(4)	(7,752)	(8,114)
Distributions from net realized
gains on securities transactions	–	–	(903)	(56)	(2,180)	(1,011)
Total distributions to shareholders	(47)	(243)	(903)	(60)	(9,932)	(9,125)

Fund Share Transactions (See Note 4)	(17,519)	(28,460)	1,785	3,673	108,642	292,144

Total Increase (Decrease) in Net Assets	716	(18,302)	3,840	6,033	115,352	303,295

Net Assets
Beginning of period	125,829	144,131	15,671	9,638	437,474	134,179
End of period	$126,545	$125,829	$19,511	$15,671	$552,826	$437,474
Undistributed net investment
income included in net assets at end of period	$48	$–	$–	$–	$4,784	$3,610

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2011

NOTE 1 - ORGANIZATION
Thompson Plumb Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson Plumb Growth Fund (the “Growth Fund”), Thompson Plumb MidCap Fund (the “MidCap Fund”) and Thompson Plumb Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis. Exchange-traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of May 31, 2011.

In accordance with generally accepted accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2011

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2011:

	Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$126,578,497	–	$–	$126,578,497
Short-term securities	–	$456	–	456
Total Assets	$126,578,497	$456	$–	$126,578,953

	MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$19,462,966	–	$–	$19,462,966
Short-term securities	–	$208	–	208
Total Assets	$19,462,966	$208	$–	$19,463,174

	Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$773,559	–	$–	$773,559
Bonds	–	$545,397,700	–	545,397,700
Short-term securities	–	664	–	664
Total Assets	$773,559	$545,398,364	$–	$546,171,923

There were no significant transfers between level-1 and level-2 securities during the six-month period ended May 31, 2011. The Funds did not invest in any level-3 investments as of and during the six-month period ended May 31, 2011.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2011

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities on the same basis for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

OPTIONS - Each Fund may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may use options to hedge against anticipated declines in the market value of portfolio securities and increases in the market value of securities it intends to purchase and protect against exposure to interest rate changes. Each Fund may also use options to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believed to be possible through direct investment. The use of options for hedging purposes involves certain risks and may result in a loss if changes in the value of the option move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

Each Fund may write covered call/put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

DERIVATIVE INSTRUMENTS - The Funds had the following transactions in written covered call and put options during the six-month period ended May 31, 2011:

	Growth Fund
	Number of
	Contracts	Premiums
Balance at November 30, 2010	1,948	$82,392
Options written	1,852	87,556
Options closed	(150)	(7,553)
Options exercised	(634)	(26,997)
Options expired	(3,016)	(135,398)
Balance at May 31, 2011	–	$–

The effect of derivative instruments on the Statement of Operations for the six-month period ended May 31, 2011:

		Realized	Change in Unrealized
		Gain/(Loss)	Gain/(Loss)
Derivatives not		on Derivatives	on Derivatives
accounted	Location of Gain/(Loss) On	Recognized in	Recognized in
for as hedging	Derivatives Recognized in	Income	Income
instruments	Income	(In Thousands)	(In Thousands)
Growth Fund
Equity Contracts	Net realized gains on:
Written options/Net Unrealized
appreciation on: Written
	Options	$96	$9

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2011

MORTGAGE DOLLAR ROLLS - The Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified in the capital accounts.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the Growth Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 15, 2011 used primarily to finance redemption payments. Each of the individual Fund’s borrowing under the LOC is limited to either 5% of the value of that Fund’s total assets or any explicit borrowing limits imposed by the Funds’ Board, whatever is less. As of May 31, 2011, the limits established by the Funds’ Board are: Growth Fund - $6,000,000, MidCap Fund - $600,000 and Bond Fund - $20,000,000. The following table shows the average balance, average interest rate and interest expense incurred by the Funds on borrowings under the LOC for the six-month period ended May 31, 2011.

	Average	Average	Interest
Fund	Balance	Interest Rate	Expense
Growth Fund	$341,022	3.250%	$5,603
MidCap Fund	$26,071	3.250%	$428
Bond Fund	$209,984	3.250%	$3,450

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2011

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the six-month period ended May 31, 2011, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-month period ended May 31, 2011, the Funds did not incur any interest or penalties. Generally, each of the tax years in the four year period ended November 30, 2010 remains subject to examination by taxing authorities. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined that such subsequent events do not have an impact on the Funds’ financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for compensation to TIM (computed daily and paid monthly) at the following annual rates: for the Growth Fund and MidCap Fund - 1.00% of the first $50 million of average daily net assets and 0.90% of average daily net assets in excess of $50 million; and for the Bond Fund - 0.65% of the first $50 million of average daily net assets and 0.60% of average daily net assets in excess of $50 million.

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2012 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: Growth Fund-1.40%, MidCap Fund-1.30% and Bond Fund-0.80%. For the six-month period ended May 31, 2011, the Advisor reimbursed expenses incurred by the MidCap Fund and the Bond Fund in the amounts of $55,436 and $90,908, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value are subcontracted to U.S. Bancorp Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2011 in the amounts of $17,538, $15,578 and $46,044 for the Growth Fund, MidCap Fund and Bond Fund, respectively.

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Board of Directors of the Investment Company to approximate the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. For the six-month period ended May 31, 2011, the amounts reimbursed by the Funds to the Advisor were $15,679, $534 and $104,752 for the Growth Fund, MidCap Fund and Bond Fund, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2011

NOTE 4 - FUND SHARE TRANSACTIONS (in thousands)

Transactions in shares of the Funds were as follows:

	Six-Month Period Ended		Year Ended
	May 31, 2011 (Unaudited)		November 30, 2010
	Shares	Dollars	Shares	Dollars
Growth Fund
Shares sold	86	$2,804	214	$6,008
Shares issued in reinvestment of dividends	1	44	9	232
Shares issued in reinvestment of realized gains	–	–	–	–
Shares redeemed	(631)	(20,367)	(1,245)	(34,700)
Net decrease	(544)	$(17,519)	(1,022)	$(28,460)

MidCap Fund
Shares sold	180	$2,214	439	$4,574
Shares issued in reinvestment of dividends	–	–	–	4
Shares issued in reinvestment of realized gains	79	902	6	56
Shares redeemed	(108)	(1,331)	(92)	(961)
Net increase	151	$1,785	353	$3,673

Bond Fund
Shares sold	19,744	$226,920	37,678	$426,672
Shares issued in reinvestment of dividends	655	7,433	688	7,767
Shares issued in reinvestment of realized gains	189	2,127	89	982
Shares redeemed	(11,149)	(127,838)	(12,578)	(143,277)
Net increase	9,439	$108,642	25,877	$292,144

NOTE 5 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six-month period ended May 31, 2011 were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Growth Fund	$23,772,550	$40,976,406	$–	$–
MidCap Fund	$5,473,492	$4,677,082	$–	$–
Bond Fund	$151,742,390	$4,294,556	$13,796,052	$9,291,875

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2011

NOTE 6 - INCOME TAX INFORMATION
At May 31, 2011, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

				Net unrealized
		Unrealized	Unrealized	appreciation
	Federal tax cost	appreciation	depreciation	(depreciation)
Growth Fund	$106,321,415	$24,485,640	$(4,228,102)	$20,257,538
MidCap Fund	$15,542,698	$4,421,903	$(501,427)	$3,920,476
Bond Fund	$527,832,978	$19,221,025	$(882,080)	$18,338,945

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The tax components of distributions paid during the six-month period ended May 31, 2011 (unaudited) are:

	Ordinary	Long-term
	income	capital gains
	distributions	distributions
Growth Fund	$46,532	$–
MidCap Fund	$313,728	$589,640
Bond Fund	$8,052,618	$1,879,115

The tax components of distributions paid during the fiscal year ended November 30, 2010, capital loss carryforward as of November 30, 2010 and tax basis post-October losses as of November 30, 2010, which are not being recognized for tax purposes until the first day of the following fiscal year are:

	Ordinary	Long-term
	income	capital gains	Net capital loss	Post-October
	distributions	distributions	carryforward*	losses
Growth Fund	$243,395	$–	$113,045,007	$–
MidCap Fund	$3,505	$56,758	$–	$–
Bond Fund	$8,714,312	$411,245	$–	$–

* The Growth Fund has capital losses in the amount of $65,289,723 and $47,755,284 which expire on November 30, 2016 and November 30, 2017, respectively.

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended
	May 31, 2011		Year Ended November 30,
	(Unaudited)		2010	2009	2008	2007	2006
GROWTH FUND

Net Asset Value, Beginning of Period	$29.20		$27.04	$19.75	$45.86	$49.95	$45.85
Income from Investment Operations
Net investment income	0.02		0.01	0.07	0.29	0.36	0.35
Net realized and unrealized gains (losses)
on investments and options	4.40		2.20	7.51	(19.59)	(2.49)	5.14
Total from Investment Operations	4.42		2.21	7.58	(19.30)	(2.13)	5.49
Less Distributions
Distributions from net investment income	(0.01)		(0.05)	(0.29)	(0.41)	(0.34)	(0.27)
Distributions from net realized gains	–		–	–	(6.40)	(1.62)	(1.12)
Total Distributions	(0.01)		(0.05)	(0.29)	(6.81)	(1.96)	(1.39)

Net Asset Value, End of Period	$33.61		$29.20	$27.04	$19.75	$45.86	$49.95

Total Return	15.14%	(a)	8.17%	38.88%	(49.29% )	(4.52% )	12.32%

Ratios/Supplemental Data
Net assets, end of period (millions)	$126.5		$125.8	$144.1	$133.9	$533.9	$759.0
Ratios to average net assets:
Ratio of expenses	1.29%	(b)	1.36%	1.54%	1.27%	1.13%	1.12%
Ratio of net investment income	0.15%	(b)	0.05%	0.32%	0.56%	0.62%	0.63%
Portfolio turnover rate	18%	(a)	37%	63%	43%	29%	17%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

						March 31, 2008
	Six-Month					(inception)
	Period Ended		Year Ended November 30,			through
	May 31, 2011					November 30,
	(Unaudited)		2010		2009	2008
MIDCAP FUND

Net Asset Value, Beginning of Period	$11.36		$9.39		$6.18	$10.00
Income from Investment Operations
Net investment income	–		–		0.01	0.04
Net realized and unrealized gains (losses)
on investments	2.04		2.02		3.25	(3.86)
Total from Investment Operations	2.04		2.02		3.26	(3.82)
Less Distributions
Distributions from net investment income	–		–	(c)	(0.05)	–
Distributions from net realized gains	(0.65)		(0.05)		–	–
Total Distributions	(0.65)		(0.05)		(0.05)	–

Net Asset Value, End of Period	$12.75		$11.36		$9.39	$6.18

Total Return	18.56%	(a)	21.71%		53.04%	(38.20%	)(a)

Ratios/Supplemental Data
Net assets, end of period (millions)	$19.5		$15.7		$9.6	$2.3
Ratios to average net assets:
Ratio of expenses	1.30%	(b)	1.30%		1.30%	1.30%	(b)
Ratio of expenses without reimbursement	1.91%	(b)	2.34%		4.21%	8.40%	(b)
Ratio of net investment income (loss)	(0.37%)	(b)	(0.09%	)	0.12%	0.79%	(b)
Ratio of net investment loss
without reimbursement	(0.98%)	(b)	(1.14%	)	(2.79% )	(6.30%)	(b)
Portfolio turnover rate	26%	(a)	39%		61%	50%	(a)

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.
(c)	Less than .005 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended		Year Ended November 30,
	May 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006
BOND FUND

Net Asset Value, Beginning of Period	$11.54		$11.16	$9.24	$10.34	$10.26	$10.21
Income from Investment Operations
Net investment income	0.20		0.34	0.63	0.62	0.48	0.44
Net realized and unrealized gains (losses)
on investments	0.20	(a)	0.46 (a)	2.01	(1.17)	0.08	0.11
Total from Investment Operations	0.40		0.80	2.64	(0.55)	0.56	0.55
Less Distributions
Distributions from net investment income	(0.20)		(0.34)	(0.72)	(0.55)	(0.48)	(0.41)
Distributions from net realized gains	(0.06)		(0.08)	–	–	–	(0.09)
Total Distributions	(0.26)		(0.42)	(0.72)	(0.55)	(0.48)	(0.50)

Net Asset Value, End of Period	$11.68		$11.54	$11.16	$9.24	$10.34	$10.26

Total Return	3.49%	(b)	7.33%	30.05%	(5.63% )	5.64%	5.64%

Ratios/Supplemental Data
Net assets, end of period (millions)	$552.8		$437.5	$134.2	$44.0	$44.5	$32.5
Ratios to average net assets:
Ratio of expenses	0.80%	(c)	0.80%	0.75%	0.59%	0.59%	0.72%
Ratio of expenses without reimbursement	0.84%	(c)	0.87%	1.20%	1.18%	1.24%	1.30%
Ratio of net investment income	3.74%	(c)	3.52%	6.40%	6.38%	4.92%	4.42%
Ratio of net investment income
without reimbursement	3.70%	(c)	3.44%	5.95%	5.78%	4.26%	3.84%
Portfolio turnover rate	8%	(b)	10%	85%	110%	86%	51%

(a)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions.
(b)	Calculated on a non-annualized basis.
(c)	Calculated on an annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON PLUMB FUNDS

DIRECTORS
Donald A. Nichols - Chairman
John W. Feldt
Patricia Lipton
John W. Thompson

OFFICERS
John W. Thompson, CFA
President and Chief Executive Officer

Jason L. Stephens, CFA
Vice President

James T. Evans, CFA
Vice President

Penny M. Hubbard
Chief Financial Officer and Treasurer

Nedra S. Pierce
Chief Compliance Officer

Lesley T. Bailey
Secretary

INVESTMENT ADVISOR
Thompson Investment Management, Inc.
918 Deming Way
Madison, Wisconsin 53717

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson Plumb Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonplumb.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330. The Funds’ Forms N-Q are also available without charge, upon request, by calling 1-800-999-0887.

07/11

Item 2. Code of Ethics.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

     Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

     The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to shareholders dated as of May 31, 2011 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

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Item 11. Controls and Procedures.

(a)
Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

     The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)
The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference

12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of July, 2011.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, Chief Executive
Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 26th day of July, 2011.

By:	/s/ John W. Thompson
John W. Thompson, Chief Executive
Officer and President (Principal
Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

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